Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.1%
Issuer	Shares	Value ($)
Communication Services 3.7%
Diversified Telecommunication Services 3.7%
AT&T, Inc.	600,000	14,178,000
Verizon Communications, Inc.	415,000	21,140,100
Total		35,318,100
Total Communication Services		35,318,100
Consumer Discretionary 4.8%
Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc.	32,500	4,320,875
McDonald’s Corp.	65,000	16,073,200
Total		20,394,075
Household Durables 0.9%
Newell Brands, Inc.	200,000	4,282,000
Whirlpool Corp.	23,500	4,060,330
Total		8,342,330
Specialty Retail 1.4%
Best Buy Co., Inc.	47,500	4,317,750
Home Depot, Inc. (The)	30,000	8,979,900
Total		13,297,650
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	120,000	4,458,000
Total Consumer Discretionary		46,492,055
Consumer Staples 11.6%
Beverages 4.7%
Coca-Cola Co. (The)	375,000	23,250,000
PepsiCo, Inc.	130,000	21,759,400
Total		45,009,400
Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.	97,500	4,365,075
Food Products 2.2%
Bunge Ltd.	60,000	6,648,600
JM Smucker Co. (The)	37,500	5,077,875
Kraft Heinz Co. (The)	235,000	9,256,650
Total		20,983,125
Household Products 1.9%
Procter & Gamble Co. (The)	120,000	18,336,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.3%
Altria Group, Inc.	140,000	7,315,000
Philip Morris International, Inc.	160,000	15,030,400
Total		22,345,400
Total Consumer Staples		111,039,000
Energy 9.6%
Oil, Gas & Consumable Fuels 9.6%
Chevron Corp.	215,000	35,008,450
Exxon Mobil Corp.	460,000	37,991,400
Pioneer Natural Resources Co.	32,500	8,125,975
Valero Energy Corp.	110,000	11,169,400
Total		92,295,225
Total Energy		92,295,225
Financials 17.5%
Banks 9.5%
Bank of America Corp.	275,000	11,335,500
JPMorgan Chase & Co.	250,000	34,080,000
M&T Bank Corp.	55,000	9,322,500
PNC Financial Services Group, Inc. (The)	55,000	10,144,750
Truist Financial Corp.	225,000	12,757,500
U.S. Bancorp	255,000	13,553,250
Total		91,193,500
Capital Markets 4.3%
Ares Capital Corp.	235,000	4,923,250
BlackRock, Inc.	13,000	9,934,210
Morgan Stanley	190,000	16,606,000
State Street Corp.	110,000	9,583,200
Total		41,046,660
Consumer Finance 0.5%
OneMain Holdings, Inc.	90,000	4,266,900
Insurance 2.7%
MetLife, Inc.	140,000	9,839,200
Principal Financial Group, Inc.	110,000	8,075,100
Progressive Corp. (The)	72,500	8,264,275
Total		26,178,575
Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	200,000	4,834,000
Total Financials		167,519,635
Health Care 14.3%
Biotechnology 2.7%
AbbVie, Inc.	160,000	25,937,600
Health Care Providers & Services 1.0%
CVS Health Corp.	92,500	9,361,925
Pharmaceuticals 10.6%
Bristol-Myers Squibb Co.	275,000	20,083,250
Johnson & Johnson	200,000	35,446,000
Merck & Co., Inc.	245,000	20,102,250
Pfizer, Inc.	500,000	25,885,000
Total		101,516,500
Total Health Care		136,816,025
Industrials 8.5%
Aerospace & Defense 2.3%
General Dynamics Corp.	28,500	6,873,630
Raytheon Technologies Corp.	150,000	14,860,500
Total		21,734,130
Air Freight & Logistics 2.5%
CH Robinson Worldwide, Inc.	45,000	4,846,950
United Parcel Service, Inc., Class B	90,000	19,301,400
Total		24,148,350
Electrical Equipment 0.8%
Eaton Corp. PLC	47,500	7,208,600
Machinery 1.8%
Caterpillar, Inc.	57,500	12,812,150
Stanley Black & Decker, Inc.	30,000	4,193,700
Total		17,005,850
Road & Rail 1.1%
Union Pacific Corp.	40,000	10,928,400
Total Industrials		81,025,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.1%
Communications Equipment 3.0%
Cisco Systems, Inc.	425,000	23,698,000
Juniper Networks, Inc.	140,000	5,202,400
Total		28,900,400
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	115,000	4,244,650
IT Services 1.2%
International Business Machines Corp.	90,000	11,701,800
Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	37,500	23,613,000
QUALCOMM, Inc.	52,500	8,023,050
Texas Instruments, Inc.	80,000	14,678,400
Total		46,314,450
Technology Hardware, Storage & Peripherals 1.6%
HP, Inc.	260,000	9,438,000
Seagate Technology Holdings PLC	65,000	5,843,500
Total		15,281,500
Total Information Technology		106,442,800
Materials 2.1%
Chemicals 2.1%
Dow, Inc.	160,000	10,195,200
Nutrien Ltd.	100,000	10,399,000
Total		20,594,200
Total Materials		20,594,200
Real Estate 6.5%
Equity Real Estate Investment Trusts (REITS) 6.5%
AvalonBay Communities, Inc.	20,000	4,967,400
Crown Castle International Corp.	52,500	9,691,500
Kimco Realty Corp.	215,000	5,310,500
Life Storage, Inc.	52,500	7,372,575
Medical Properties Trust, Inc.	350,000	7,399,000
Simon Property Group, Inc.	72,500	9,538,100
VICI Properties, Inc.	260,000	7,399,600
Welltower, Inc.	110,000	10,575,400
Total		62,254,075
Total Real Estate		62,254,075

2	Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	82,500	8,231,025
Duke Energy Corp.	100,000	11,166,000
Entergy Corp.	67,500	7,880,625
FirstEnergy Corp.	115,000	5,273,900
Total		32,551,550
Total Utilities		32,551,550
Total Common Stocks (Cost $724,619,944)		892,347,995

Convertible Preferred Stocks 6.4%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	4,300	4,794,500
Total Communication Services			4,794,500
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	32,500	4,435,275
Total Consumer Discretionary			4,435,275
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	62,500	4,644,375
Total Financials			4,644,375
Health Care 1.2%
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.	6.000%	87,500	4,621,750
Danaher Corp.	5.000%	4,700	7,381,350
Total			12,003,100
Total Health Care			12,003,100
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Professional Services 0.5%
Clarivate PLC	5.250%	72,500	4,920,575
Total Industrials			4,920,575
Utilities 3.2%
Electric Utilities 0.6%
NextEra Energy, Inc.	6.219%	100,000	5,254,000
Multi-Utilities 2.6%
DTE Energy Co.	6.250%	285,000	15,187,650
NiSource, Inc.	7.750%	82,500	9,815,850
Total			25,003,500
Total Utilities			30,257,500
Total Convertible Preferred Stocks (Cost $54,127,120)			61,055,325

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	6,030	6,028
Total Money Market Funds (Cost $6,028)		6,028
Total Investments in Securities (Cost: $778,753,092)		953,409,348
Other Assets & Liabilities, Net		4,793,483
Net Assets		958,202,831

Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $4,794,500, which represents 0.50% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	4,104,527	26,922,922	(31,021,421)	—	6,028	(308)	1,717	6,030
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2022

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1QT7005_12_A01_(05/22)